STOCKHOLDERS' EQUITY (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2014		Dec. 28, 2012	Dec. 30, 2011
Dividends [Line Items]
Dividends payable - amount per share	$ 0.84		$ 0.80
Cash dividends declared	$ 63.8		$ 61.4
Dividends payable - total amount paid	62.2		44.7
Share-based compensation arrangement by share-based payment award [Line Items]
Restricted stock shares available for future grant	6.5
Incremental authorized shares	1.5
Stock-based compensation expense
Stock-based compensation expense	31.8		43.6	45.3
Stock-based compensation expense included in cost of revenues	23.5		33.2	35.1
Stock-based compensation expense included in general and administrative expenses	8.3		10.4	10.2
Total income tax benefits recognized in our net income related to stock-based compensation expense	11.6		16.0	17.3
Employee service share-based compensation, aggregate disclosures (Textuals) [Abstract]
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition	2 years 4 months 24 days
Equity, class of treasury stock [Line Items]
Cost of common stock repurchased	93.3		40.0	242.8
Stock Repurchase Program Authorized Shares - Minimum [Member]
Schedule of stock repurchase program [Abstract]
Stock repurchase program number of shares authorized to be repurchased	3.0		3.0
Stock Repurchase Program Authorized Shares - Maximum [Member]
Schedule of stock repurchase program [Abstract]
Stock repurchase program number of shares authorized to be repurchased	6.0		6.0
Stock repurchase program authorized number of shares - year one	12.0
Employee Stock Purchase Plan [Member]
Stock-based compensation expense
Stock-based compensation expense	0.6		0.5	0.5
Employee Stock Purchase Plan [Abstract]
Employee stock purchase plan percent of compensation limitation	10.00%
Employee stock purchase plan share price percent of fair value	95.00%
Employee stock purchase plan stock issued during period, shares	0.4		0.1	0.2
Employee stock purchase plan stock issued during period, value	20.2		8.9	11.7
Restricted Stock Awards And Units [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Restricted stock shares available for future grant	1.8
Stock-based compensation expense
Stock-based compensation expense	31.2		43.1	44.8
Employee service share-based compensation, aggregate disclosures (Textuals) [Abstract]
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized	46.2
Schedule of share-based compensation, restricted stock fair value (Table) [Abstract]
Fair value of shares vested	43.9		42.0
Grant date fair values of restricted stock awards and units granted	69.2		54.3
Shares
Nonvested restricted stock awards and units - beginning balance	2.7		2.4	2.5
Nonvested restricted stock awards and units granted	1.4		1.4	1.0
Nonvested restricted stock awards and units vested	(1.0)		(1.0)	(1.0)
Nonvested restricted stock awards and units forfeited	(0.3)		(0.1)	(0.1)
Nonvested restricted stock awards and units - ending balance	2.8		2.7	2.4
Weighted Average Grant Date Fair Value
Nonvested restricted stock awards and units, weighted-average grant date fair value - beginning balance	$ 40.03		$ 42.86	$ 42.92
Nonvested restricted stock awards and units granted, weighted-average grant date fair value	$ 48.66		$ 36.79	$ 42.39
Nonvested restricted stock awards and units vested, weighted-average grant date fair value	$ 41.45		$ 41.69	$ 42.47
Nonvested restricted stock awards and units forfeited, weighted-average grant date fair value	$ 41.90		$ 42.44	$ 43.46
Nonvested restricted stock awards and units, weighted-average grant date fair value - ending balance	$ 43.66		$ 40.03	$ 42.86
Employee Stock Purchase Plan [Abstract]
Common share maximum conversion percentage upon vesting of target under multi-performance criteria method one	200.00%
Common share maximum conversion percentage upon vesting of target under multi-performance criteria method two	200.00%
Share-based compensation arrangement by share-based payment award fair value assumptions and methdology [Abstract]
Stock price	$ 47.00	[1]
Expected volatility factor	31.30%	[2]
Risk-free interest rate	0.33%	[3]
Expected annual dividend yield	0.00%	[4]
Restricted stock awards and units with multi-performance criteria assumption method	Monte Carlo simulation model
Restricted Stock Awards (RSAs) [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Restricted stock issued	3.0
Restricted Stock Units (RSUs) [Member]
Shares
Nonvested restricted stock awards and units - ending balance	1.7
Cash dividends for period 1 [Member]
Dividends [Line Items]
Dividends payable - declaration date	Feb. 24, 2012
Dividends payable - record date	Mar. 16, 2012
Dividends payable - payment date	Apr. 06, 2012
Dividends payable - amount per share	$ 0.20
Dividends payable - total amount paid	15.2
Cash dividends for period 2 [Member]
Dividends [Line Items]
Dividends payable - declaration date	May 04, 2012
Dividends payable - record date	Jun. 15, 2012
Dividends payable - payment date	Jul. 06, 2012
Dividends payable - amount per share	$ 0.20
Dividends payable - total amount paid	15.4
Cash dividends for period 3 [Member]
Dividends [Line Items]
Dividends payable - declaration date	Aug. 03, 2012
Dividends payable - record date	Sep. 14, 2012
Dividends payable - payment date	Oct. 05, 2012
Dividends payable - amount per share	$ 0.20
Dividends payable - total amount paid	15.4
Cash dividends for period 4 [Member]
Dividends [Line Items]
Dividends payable - declaration date	Nov. 02, 2012
Dividends payable - record date	Dec. 14, 2012
Dividends payable - payment date	Jan. 04, 2013
Dividends payable - amount per share	$ 0.20
Dividends payable - total amount paid	15.4
Cash dividends for period 5 [Member}
Dividends [Line Items]
Dividends payable - declaration date	Feb. 22, 2013
Dividends payable - record date	Mar. 15, 2013
Dividends payable - payment date	Apr. 05, 2013
Dividends payable - amount per share	$ 0.21
Dividends payable - total amount paid	16.0
Cash dividends for period 6 [Member]
Dividends [Line Items]
Dividends payable - declaration date	May 03, 2013
Dividends payable - record date	Jun. 14, 2013
Dividends payable - payment date	Jul. 05, 2013
Dividends payable - amount per share	$ 0.21
Dividends payable - total amount paid	16.0
Cash dividends for period 7 [Member]
Dividends [Line Items]
Dividends payable - declaration date	Aug. 02, 2013
Dividends payable - record date	Sep. 13, 2013
Dividends payable - payment date	Oct. 04, 2013
Dividends payable - amount per share	$ 0.21
Dividends payable - total amount paid	16.0
Cash dividends for period 8 [Member]
Dividends [Line Items]
Dividends payable - declaration date	Nov. 01, 2013
Dividends payable - record date	Dec. 13, 2013
Dividends payable - payment date	Jan. 10, 2014
Dividends payable - amount per share	$ 0.21
Dividends payable - total amount paid	16.0
Cash dividends for period 9 [Member]
Dividends [Line Items]
Dividends payable - declaration date	Feb. 28, 2014
Dividends payable - record date	Mar. 21, 2014
Dividends payable - payment date	Apr. 11, 2014
Dividends payable - amount per share	$ 0.22
Common Stock [Member]
Equity, class of treasury stock [Line Items]
Shares of common stock repurchased	2.0		1.0	6.0
Common stock repurchase - average price paid per share	$ 45.55		$ 40.00	$ 40.47
Cost of common stock repurchased	$ 93.3		$ 40.0	$ 242.8

[1]	The stock price is the closing price of our common stock on the date of when all of the key terms and conditions related to the award are known.
[2]	The stock volatility for each grant was determined based on the historical volatility for the Russell 3000 Index and in correlation to our common stock for a period equal to the estimated performance period.
[3]	The risk-free interest rate for periods equal to the performance period is based on the U.S. Treasury yield curve in effect at the date of grant.
[4]	Dividends are reinvested for purposes of calculating total stockholder return. For purposes of the fair value model, the dividend yield is therefore considered to be 0%.